Revenues and other income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues and other income
Recovery of cost share of right-of-use assets pertaining to partners of unincorporated joint operations	€ 357	€ 368